Income Taxes	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
12.	Income Taxes
The components of income tax expense (benefit) for the three months ended June 30, 2023 and 2022, were as follows:

(Dollars in thousands)	Three Months Ended June 30,
	2023	2022
Deferred expense
Federal	$—	$397

Income tax expense (benefit)	$—	$397

15. Income Taxes
The components of income tax expense (benefit) for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, were as follows:

(Dollars in thousands)	Year Ended March 31, 2023	Three Months Ended March 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Deferred expense
Federal	$(1,072)	$1,072	$—	$3,459

Income tax expense (benefit)	$(1,072)	$1,072	$—	$3,459

Income tax expense differs from the amounts computed by applying the Federal statutory rate to pre-tax
income (loss). A reconciliation between the Federal statutory income tax rate of 21% to the effective income tax rate for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, respectively, are shown below:

(Dollars in thousands)	Year Ended March 31, 2023	Three Months Ended March 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020

Expected statutory income tax benefit	$(51,011)	$(9,381)	$(20,403)	$(19,949)
Amounts attributable to non-taxable flow-through entities	41,240	5,279	19,413	19,030
Amounts not deductible for income tax	505	11	(776)	1,368
Change in valuation allowance	8,194	5,163	1,766	3,010

Income tax expense (benefit)	$(1,072)	$1,072	$—	$3,459

The components of gross deferred tax assets and gross deferred tax liabilities as of March 31, 2023 and March 31, 2022, are as follows (included in other assets):

(Dollars in thousands)	March 31, 2023	March 31, 2022
Deferred income tax assets:
Passthrough differences—temporary	$17,142	$8,948
Net operating loss	991	991

Non-current deferred income tax assets	18,133	9,939

Deferred income tax liabilities:
Other	—	(1,072)

Non-current deferred income tax liabilities	—	(1,072)

Less: valuation allowance	18,133	9,939

Total deferred income tax liability	$—	$(1,072)

As of March 31, 2023 and March 31, 2022, our gross federal net operating loss carryforwards for income tax purposes were approximately $4.7 million and $4.7 million, respectively. Under the Tax Act, federal net operating loss carryforwards can be carried forward indefinitely but limits the deduction for federal net operating losses to 80% of taxable income.
The Company has evaluated the positive and negative evidence bearing upon its ability to realize the deferred tax assets. Management has considered the Company’s history of cumulative net losses incurred over the past three years and has concluded that it is more likely than not that the Company will not realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the net deferred tax assets as of March 31, 2023 and March 31, 2022.
The Company does not have any significant uncertain tax positions as of March 31, 2023 and March 31, 2022, and the 2019, 2020, 2021 and 2022 tax years remain subject to examination by major tax jurisdictions as of the date of this report.